NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 1 — NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Financial Statement Presentation: The accompanying consolidated financial statements include the accounts of Skagit State Bancorp, Inc. and its subsidiary Skagit State Bank, (collectively, “Company” or “Bancorp”). The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America and reporting practices applicable to the banking industry. All significant inter-company accounts and transactions have been eliminated. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included.

Nature of Operations: Skagit State Bank (the “Bank”) provides a full range of banking services to individual and corporate customers through its 12 branches in Skagit, Snohomish and Whatcom counties. The Bank is subject to significant competition from other financial institutions. The Bank is also subject to the regulations of certain federal and state of Washington agencies and undergoes periodic examinations by those regulatory authorities. The Bank began operations in 1958 and is a state-chartered commercial bank with its headquarters in Burlington (Skagit County), Washington.

Use of Estimates: In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts of revenues and expenses for the periods presented, and assets and liabilities as of the date of the balance sheet. Material estimates that are particularly susceptible to significant change in the near term relate to the determination of the allowance for loan losses, deferred income taxes, the valuation of real estate owned, and investment securities. Uncertainties with respect to such estimates and assumptions are inherent in the preparation of Bancorp’s financial statements; accordingly, it is possible that actual results could differ from these estimates or assumptions, which could have a material effect on the reported amounts of the consolidated financial position and results of operation.

Subsequent Events: Subsequent events are events or transactions that occur after the balance sheet date, but before financial statements are issued.  Recognized subsequent events are events or transactions that provide additional evidence about conditions that existed at the date of the balance sheet.  Non-recognized subsequent events are events that provided evidence about conditions that did not exist at the date of the balance sheet, but arose after that date. Bancorp has evaluated subsequent events for potential recognition or disclosure through the date the financial statements were issued.

Cash and Cash Equivalents:  For purposes of the statement of cash flows, cash and cash equivalents include cash on hand and due from banks, all of which have original maturities of three months or less.  Bancorp maintains cash balances at several banks. Accounts at each institution are insured by the Federal Deposit Insurance Corporation up to $250,000.

Federal Funds Sold: Federal funds sold include funds the Bank has sold overnight to various financial institutions.  In addition, since the Federal Reserve Bank is currently paying interest on reserves held overnight with them, Bancorp considers reserve funds held at the Federal Reserve Bank as federal funds sold.  Bancorp is required to maintain an average balance with the Federal Reserve Bank or maintain such reserve balances in the form of cash.  The Bank’s reserve requirement as of December 31, 2011 and 2010 was $1.8 million and $1.7 million, respectively.

Investments in federal funds sold are made with various banks. To reduce risk, Bancorp will generally invest no more than $10,000,000 in federal funds sold with any one bank with the exception of the Federal Reserve Bank which there is no limit. Federal funds sold as of December 31, 2011 were $41.9 million and $80.4 million as of December 31, 2010.

Investment Securities: Bancorp’s investment portfolio is classified into two groups.  1) Securities Available-for-Sale (AFS); and 2) Securities Held to Maturity (HTM).  Investment securities classified as available-for-sale are recorded at fair value, with the net unrealized gain or loss included in comprehensive income within the statement of stockholders’ equity, net of tax. Securities available for sale may be sold. Realized gains or losses on dispositions are based on the net proceeds and the adjusted carrying amount of securities sold, using the specific identification method.  Investment securities Bancorp has the intent and ability to hold to maturity are classified as held-to-maturity and recorded at amortized cost. Purchase premiums or discounts are recognized as adjustments to interest income using the interest method over the period to call or maturity.

investments with fair values that are less than amortized cost are considered impaired.  Impairment may result from either a decline in the financial condition of the issuing entity or, in the case of fixed rate investments, from rising interest rates.  For any security in an unrealized loss position, management assesses whether the security is other-than-temporarily impaired. In estimating other-than-temporary impairment losses, management considers, among other things, the length of time and the extent to which the fair values has been less than cost, the financial condition and near-terms prospects of the issuer, and the intent and ability of Bancorp to retain its investment in the issue for a period of time sufficient to allow for any anticipated recovery in costs. The assessment of whether an other-than-temporary decline exists involves a high degree of subjectivity and judgment and is based on the information available to management at a point in time. Due to the subjective nature of the valuation process, it is possible that the actual fair values of these investments could differ from the estimated amounts, thereby affecting Bancorp’s financial position, results of operations and cash flows. If the estimated value of investments is less than the cost or amortized cost, Bancorp evaluates whether an event or change in circumstances has occurred that may have a significant adverse effect on the fair value of the investment.

For securities deemed other-than-temporary impaired, if Bancorp intends to sell the security or it is more likely than not that it will be required to sell the security, the other-than-temporary impairment will be recognized in earnings equal to the entire difference between the cost basis and fair value.  If Bancorp does not intend to sell the security and it is not more likely than not that Bancorp will sell the security before recovery of its cost basis, the difference between the cost basis and fair value is reflected in earnings as realized losses to the extent the impairment is related to credit losses.  The amount of the impairment related to other factors is recognized in other comprehensive income. The previous cost basis less the other-than-temporary impairment recognized in earnings becomes the new cost basis of the security.

Loans Held-for-Sale: Loans originated and intended for sale are carried at the lower of aggregate cost or fair value. Gains and losses on sales of mortgage loans are recognized on the difference between the selling price and the carrying value of the related mortgage loans sold.

Loans: Loans are reported at their outstanding principal balance adjusted for any charge-offs, the allowance for loan losses, and any deferred fees or costs. Interest income is accrued on the unpaid principal balance. Loan origination fees including commitment fees and direct loan origination costs are capitalized and the net amount is amortized into interest income as an adjustment to the loan yield.

Risk-Rating System: The Bank risk rates the commercial loan portfolio on a nine scale system and the Bank’s consumer loans are risk rated on a four scale system. Risk ratings in both scales are based on levels of risk as defined by the internal risk rating guidance within the Bank’s Loan Policy.  A commercial loan’s risk rating may change as risk factors change throughout the life of the loan.  In contrast, consumer loan ratings are based on an individual borrower’s overall credit history at loan origination and are therefore, primarily based on payment performance. Consumer loans retain their original risk rating during the life of the loan, unless payment performance or other information indicates the loans should be moved to nonaccrual, at which time the loan is risk rated substandard.  Risk ratings are reviewed through various channels including the loan approval process, the loan reporting process, an external loan review process and through the regulatory review process. For risk-rating purposes, commercial, commercial real estate, other real estate and real estate construction segments are typically graded using the commercial risk ratings.

Impairment: A loan is considered impaired when management determines that it is probable that Bancorp will be unable to collect all amounts of principal and interest as scheduled in the loan agreement. Impaired loans include all non-accrual loans and all troubled debt restructuring and other loans that management considers to be impaired. Factors considered by management in determining impairment include payment status and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. The recorded net investment in impaired loans, including accrued interest, is limited to the present value of the expected cash flows of the impaired loan, the observable fair market value of the loan or the estimated fair value of the loan’s collateral. Payments received on impaired nonaccrual loans are generally applied to principal, while payments received on impaired accruing loans are applied according to the contractual terms of the loan.

Delinquency and Non-accrual: Loans are defined as delinquent when any payment of principal and/or interest is past due. Loans are placed on nonaccrual status when, in the opinion of management, the collection of full principal and interest is doubtful or when the loan becomes 90 or more days past due. When a loan is placed on nonaccrual status, all interest previously accrued, but not collected, is reversed and charged against interest income. Payments received on nonaccrual loans are generally applied to principal.  However, based on management’s assessment of the ultimate collectability of a nonaccrual loan, interest income may be recognized on a cash basis. Nonaccrual loans are returned to accrual when the loan is brought current and when management determines that circumstances have improved and there has been a sustained period of repayment performance by the borrower.

Troubled Debt Restructures: Loans are reported as troubled debt restructures when Bancorp grants a concession to a borrower experiencing financial difficulties that it would not otherwise consider.  Examples of such concessions include forgiveness of principal or accrued interest or providing a lower interest rate than market for loans of similar risk.  Interest income on restructured loans is recognized pursuant to the terms of a new loan agreement. At December 31, 2011 there was $729,000 in commitments to lend additional funds to borrowers whose terms have been modified in a troubled debt restructuring.

Allowance for Loan Losses: The allowance for loan losses represents management’s best estimate of losses inherent in the portfolio and is evaluated on a regular basis and reviewed by the Board of Directors.  In analyzing the adequacy of the allowance for loan losses, we utilize a comprehensive loan grading system to determine the risk potential in the portfolio and also consider the results of independent third party credit reviews. The allowance consists of specific, general and unallocated components; (i) a specific valuation allowance, which is based on a review of substandard or non-accrual loans for specific weaknesses and evaluation of those loans for impairment and loss exposure; (ii) a general allowance, which is based on historical loan loss experience for different loan types and different risk gradings with adjustments for current events and conditions; and (iii) an unallocated allowance which provides for other credit losses inherent in the loan portfolio that may not have been contemplated in the general and specific components of the allowance.

The allowance is based upon Bancorp’s evaluation of the pertinent factors underlying the quality and composition of the loan portfolio, levels and trends in losses and delinquencies, current economic conditions, specific industry conditions and estimated value of any underlying collateral. Additions to the allowance, in the form of provisions, are reflected in current operating results, while charge-offs to the allowance are made when a loss is determined to have occurred. Bancorp’s evaluation of the allowance for loan losses is inherently subjective as it requires estimates that are susceptible to significant revision as more information becomes available.  Further information regarding Bancorp’s policies and methodology used to estimate the allowance for possible loan losses is presented in Note 4 Allowance for Loan Losses in the accompanying notes to consolidated financial statements found elsewhere is this report.

Bank Premises and Equipment:  Bank premises and equipment are shown at cost less accumulated depreciation.  Depreciation is computed using the straight-line method over the estimated useful lives of the assets. The estimated useful life ranges up to 30 years for buildings and improvements and ranges from 3 to 7 years for all furniture, fixtures and equipment.  Upon sale or retirement, the cost and related accumulated depreciation are removed from the respective property or equipment accounts, and the resulting gains or losses are reflected in operations.  Expenditures for maintenance and repairs are charged to expense as incurred.

Other Real Estate Owned: Other real estate owned includes properties acquired through foreclosure and other properties owned, but no longer used for banking purposes.  These properties are recorded at the lower of the recorded amount of the loan or estimated fair value less estimated costs to sell.  Valuation of the property occurs when it is foreclosed upon and annually thereafter.  Write-downs arising from the acquisition of property, in full or partial satisfaction of loans, are charged to the allowance for loan losses.  Subsequent write-downs after acquisition, identified through management’s periodic valuations, are written down through non-interest expenses. Legal and professional fees associated with foreclosures are expensed as incurred. Costs incurred to improve property are capitalized to the extent they are deemed to be recoverable; however, in no event are recorded costs allowed to exceed fair value. Subsequent gains, losses, or expenses recognized on the sale of these properties are included in non-interest income or expense.

Other Borrowings: Bancorp pledges certain financial instruments it owns to collateralize the sales of securities that are subject to an obligation to repurchase the same or similar securities (“repurchase agreements”). Under these arrangements, Bancorp transfers the assets, but still retains effective control through an agreement that both entitles and obligates Bancorp to repurchase the assets. As a result, repurchase agreements are accounted for as collateralized financing arrangements and not as a sale and subsequent repurchase of securities. The obligation to repurchase the securities is reflected as a liability in the consolidated balance sheets while the securities underlying the agreements remain in the respective asset accounts.

Bancorp has the capacity to borrow funds from the Federal Reserve Bank.  This credit line has pledge requirements whereby Bancorp must pledge collateral sufficient to cover any borrowed funds taken.  Bancorp also has federal funds credit lines at other financial institutions which are subject to the financial institution’s availability of funds and Bancorp’s financial position.

Income Taxes: Bancorp files a consolidated federal income tax return.  Bancorp accounts for income taxes using the liability method and deferred taxes are reflected at currently enacted income tax rates applicable to the period in which the deferred tax assets or liabilities are expected to be realized or settled.

Deferred taxes result from temporary differences in the recognition of certain income and expense amounts between Bancorp’s financial statements and its tax returns. As changes in tax laws or rates are enacted, deferred tax assets and liabilities are adjusted through the provision for income taxes.  The calculation of the provision for federal income taxes is complex and requires estimates and significant judgments in arriving at the amount of tax benefits to be recognized in the financial statements for a specific period.  Differences between the position taken by management and that of taxing authorities could result in a reduction of a tax benefit or increase to tax liability, which could adversely affect future income tax expense.

Bancorp reviews its uncertain tax positions annually and evaluates these deferred tax assets to determine if those tax benefits are expected to be realized in future periods.  This evaluation includes reviewing the  evidence currently available, both positive and negative, including existence of taxes paid in available carry-back years, forecasts of future income, cumulative losses, applicable tax planning strategies and assessments of the current and future economic and business conditions. To the extent a deferred tax asset is no longer considered “more likely than not” to be realized, a deferred tax valuation allowance is established. This valuation allowance reduces deferred tax assets to the amount expected to be realized.

Financial Instruments: In the ordinary course of business, Bancorp has entered into off-balance-sheet financial instruments consisting of commitments to extend credit, commitments under credit-card arrangements, commercial letters of credit, and standby letters of credit. Such financial instruments are recorded in the financial statements when they are funded or related fees are incurred or received.

Advertising Costs: Bancorp expenses advertising costs as they are incurred.

Earnings Per Share: Basic earnings per share amounts are computed based on the weighted average number of shares outstanding. Diluted earnings per share is calculated by dividing net income by diluted weighted average shares outstanding, which includes common stock equivalents outstanding using the treasury stock method.

Stock-Based Compensation: Bancorp has a stock-based equity compensation plan which is described more fully in Note 9.  Under this plan, Bancorp is authorized to grant options or restricted stock up to 100,000 shares.  Bancorp recognizes stock-based compensation expense on a straight-line basis over the vesting period based on the number of awards or options expected to vest using the grant-date fair value.

Reclassifications: Certain amounts in prior years’ financial statements have been reclassified to conform to the current year’s presentation. These reclassifications had no effect on retained earnings or net income as previously reported.

Accounting Pronouncements: The following accounting pronouncements have been issued and were either effective during 2011 or are not yet effective until a future period for Bancorp:

In January 2010, the FASB issued ASU 2010-06, an update to ASU 820-10, “Fair Value Measurements”. This update adds a new requirement to disclose transfers in and out of level 1 and level 2, along with the reasons for the transfers, and requires a gross presentation of purchases and sales of level 3 activities. Additionally, the update clarifies that entities provide fair value measurement disclosures for each class of assets and liabilities and that entities provide enhanced disclosures around level 2 valuation techniques and inputs. Bancorp adopted the disclosure requirements for level 1 and level 2 transfers, and the expanded fair value measurement and valuation disclosures effective January 1, 2010. The disclosure requirements for level 3 activities were effective for Bancorp for interim and annual periods beginning after December 15, 2010. The adoption of the disclosure requirements had no material impact on Bancorp’s consolidated financial position, results of operations, and earnings per share.

On July 21, 2010, the FASB issued ASU 2010-20 which amends ASU 310 and expands required disclosures for Financing Receivables and the Allowance for Loan and Lease Losses.  The objective of these enhanced disclosures is to improve financial statement users’ understanding of; (i) the nature of a company’s credit risk associated with financing receivables and (ii) the company’s assessment of risk in estimating its allowance for loan and lease losses as well as changes in the allowance and the reasons for those changes. These disclosures, with the exception of the troubled debt restructurings disclosure, were implemented by Bancorp on December 31, 2010.  In April 2011, the FASB issued ASU No. 2011-02, Receivables (Topic 310) — Creditor’s Determination of Whether a Restructuring Is a Troubled Debt Restructuring Deferral. These amended disclosure requirements were implemented by Bancorp on July 1, 2011, and for purposes of measuring impairment, were applied retrospectively to January 1, 2011. Disclosures required by ASU 2011-02 are included in Note 3 and 4.

In June 2011, the FASB issued ASU 2011-05 which amends Comprehensive Income (Topic 220).  The amendments require that all non-owner changes in stockholders’ equity be presented in either a single continuous statement of comprehensive income or in two separate but consecutive statements.  The objective is to improve the comparability, consistency and transparency of financial reporting, and to increase the prominence of items reported in other comprehensive income.  These amendments are to be applied retrospectively and are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. Bancorp does not anticipate that the adoption of this guidance will have a material impact on its consolidated financial statements.